Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Related Party Balances and Transactions	Related party transactions:
	Year ended December 31,
	2025	2024	2023

Share-based compensation expenses to Board members	$10,821	$11,709	$4,926

Management and consulting fees to Board members	$137,682	$142,055	$133,681

Cost of revenues *	$9,035	$10,512	$29,110

Business development services income	$-	$150,000	$50,000

Development services	$159,948	$123,101	$191,170

*	Related to cost of products purchased from Mr. Gottlieb’s companies.
Related party balances:
	December 31,
	2025	2024

Short-term liabilities due to shareholders and related party	$270,619	$552,213

Long-term loans from related party	$-	$45,343